UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

Potomac Defensive Bull Fund

TICKER: CRDBX

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://potomacfund.com/crdbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Defensive Bull Fund	$121	1.14%
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Defensive Bull Fund returned 12.72%. The S&P 500 Index returned 15.16% in the same period. The S&P Target Risk Aggressive Index returned 14.22% in the same period. The Fund posted a strong absolute return due to concentrated exposure to the S&P 500. However, it underperformed relative to benchmarks, which can be attributed to the model's exposure during the initial tariff-driven drawdown. As market breadth deteriorated alongside the drawdown, our long-term trend system moved to the sidelines—causing us to miss early phases of the post–tariff tantrum rally. Continued tariff-related volatility created short-term trading opportunities, but those were insufficient to fully offset benchmark gains over the full year.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Defensive Bull Fund	12.72%	17.85%	17.85%
S&P 500® Index	15.16%	16.64%	16.64%
S&P Target Risk Aggressive Index	14.22%	11.14%	11.14%
(A)	The Potomac Defensive Bull Fund commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$1,771,336,315
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	1,353%
Total Advisory Fees Paid ($)	$12,481,648

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	34.16%
Direxion Daily S&P 500 3X Bull Shares	16.45%
ProShares UltraPro S&P 500 ETF #	16.45%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	12.26%
Goldman Sachs Financial Square Government Fund Institutional Class	12.18%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets, including futures contracts, in excess of liabilities.

Material Fund Changes

Prior to November 1, 2024, Potomac Defensive Bull Fund was named Conquer Risk Defensive Bull Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/crdbx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Managed Volatility Fund

TICKER: CRMVX

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://potomacfund.com/crmvx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Managed Volatility Fund	$146	1.44%
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Managed Volatility Fund returned 3.44%. The Bloomberg Barclays Global Aggregate Total Return Index returned 8.91%. The S&P Target Risk Conservative Index returned 9.50% in the same period. The Fund experienced multiple headwinds during the year. Several short-term bouts of volatility occurred while high-yield trend-following models were on buy signals, exposing the Fund to drawdowns. Notably, the initial tariff-driven market drop had an outsized negative impact on performance. As a result, despite the Fund's intent to manage downside risk, market timing misalignments relative to volatility spikes contributed to full-year underperformance.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Managed Volatility Fund	3.44%	2.28%	2.28%
Bloomberg Global-Aggregate Total Return Index	8.91%	-1.16%	-1.16%
S&P Target Risk Conservative Index	9.50%	4.13%	4.13%
(A)	The Potomac Managed Volatility Fund commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$159,613,566
Number of Portfolio Holdings	8
Portfolio Turnover Rate (%)	665%
Total Advisory Fees Paid ($)	$1,589,397

1

What did the Fund invest in?
Top Holdings (% of net assets)

Fidelity® Capital & Income Fund	24.64%
iShares Fallen Angels USD Bond ETF	12.28%
American High-Income Trust® - Class F-3	12.26%
BlackRock High Yield Portfolio Fund Institutional Shares	12.23%
iShares J.P. Morgan USD Emerging Markets Bond ETF	12.06%
iShares iBoxx $ High Yield Corporate Bond ETF	12.04%
Vanguard Emerging Markets Government Bond Index Fund ETF	12.04%
Goldman Sachs Financial Square Government Fund Institutional Class	1.96%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Prior to November 1, 2024, Potomac Managed Volatility Fund was named Conquer Risk Managed Volatility Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/crmvx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Tactical Opportunities Fund

TICKER: CRTOX

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://potomacfund.com/crtox/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Opportunities Fund	$148	1.47%
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Tactical Opportunities Fund returned 0.85%. The S&P 500 Index returned 15.16% in the same period. The S&P Target Risk Balanced Index (formerly known as the "S&P Target Growth Index") returned 12.35% over the period. The Tactical Opportunities Fund seeks granular exposure to specific asset class trends. It was aggressively positioned during Q3 2024, coinciding with the volatility cascade in August. The Fund participated in the subsequent rebound, but prior exposure to the NASDAQ 100 during the initial tariff drawdown in early 2025 was a headwind to performance. This combination of aggressive posture during a sharp selloff and unfavorable index exposure constrained full-year returns.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Tactical Opportunities Fund	0.85%	4.45%	4.45%
S&P 500® Index	15.16%	16.64%	16.64%
S&P Target Risk Balanced Index	12.35%	8.34%	8.34%
(A)	The Potomac Tactical Opportunities Fund commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$144,582,247
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	2,274%
Total Advisory Fees Paid ($)	$1,469,335

1

What did the Fund invest in?
Top Holdings (% of net assets)

Goldman Sachs Financial Square Government Fund Institutional Class	27.88%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	12.66%
iShares 0-3 Month Treasury Bond ETF	9.95%
iShares U.S. Aerospace & Defense ETF	7.08%
First Trust Dow Jones Internet Index Fund	7.06%
iShares U.S. Broker-Dealers & Securities Exchange ETF	7.03%
iShares MSCI EAFE Growth ETF	7.00%
Amplify Junior Silver Miners ETF	6.97%
iShares Global Infrastructure ETF	6.95%
iShares MSCI EAFE Value ETF	6.95%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Opportunities Fund was named Conquer Risk Tactical Opportunities Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/crtox/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Tactical Rotation Fund

TICKER: CRTBX

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://potomacfund.com/crtbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Rotation Fund	$144	1.41%
Management's Discussion of Fund Performance

For the year ended June 30, 2025, the Potomac Tactical Rotation Fund returned 4.95%. The S&P 500 Index returned 15.16% in the same period. The S&P Target Risk Moderate Index returned 10.46%. The Tactical Rotation Fund seeks to identify broad-based trends and themes across asset markets while attempting to position in a manner that tends to be more conservative than the S&P 500. Underperformance relative to benchmarks can be attributed to the fact that when the fund is invested, it tends to position more conservatively. While market risk events were successfully navigated, the fund underperformed benchmarks due to its positioning during two V-shaped recoveries—both of which were led by growth-oriented sectors such as Technology. Given the Fund's conservative mandate, it intentionally avoided these high-beta areas, making it difficult to keep pace during sharp rebounds.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Potomac Tactical Rotation Fund	4.95%	7.12%	7.12%
S&P 500® Index	15.16%	16.64%	16.64%
S&P Target Risk Moderate Index	10.46%	5.54%	5.54%
(A)	The Potomac Tactical Rotation Fund commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$175,101,256
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	917%
Total Advisory Fees Paid ($)	$1,780,204

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	27.87%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	13.01%
Vanguard Total Stock Market ETF	9.83%
SPDR® Bloomberg High Yield Bond ETF	9.70%
Invesco S&P 500® Low Volatility ETF	9.61%
WisdomTree Japan Hedged Equity Fund	9.58%
The Consumer Staples Select Sector SPDR Fund	9.51%
Goldman Sachs Financial Square Government Fund Institutional Class	4.65%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets, including futures contracts, in excess of liabilities.

Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Rotation Fund was named Conquer Risk Tactical Rotation Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/crtbx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that John W. Czechowicz is an audit comittee financial expert. Mr. Czechowicz is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 6/30/2025	FYE 6/30/2024
Audit Fees	$52,700	$51,500
Audit-Related Fees	$0	$0
Tax Fees	$14,000	$14,000
All Other Fees	$1,000	$1,000

Nature of Tax Fees: includes fees for services performed with respect to tax compliance.
All Other Fees: Review of Semi-Annual Financials and Form N-CSR.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted preapproval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees		FYE 6/30/2025	FYE 6/30/2024
Registrant		$15,000	$15,000
Registrant’s Investment Adviser		$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Potomac Defensive Bull Fund
		Schedule of Investments
	June 30, 2025
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
1,679,167	Direxion Daily S&P 500 3X Bull Shares #	$ 291,385,850
3,186,032	ProShares UltraPro S&P 500 ETF #	291,330,766
		582,716,616

Fixed Income
4,314,654	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF #	217,199,682
6,010,295	iShares 0-3 Month Treasury Bond ETF *	605,176,604
		822,376,286
Total for Exchange Traded Funds (Cost - $1,375,417,340)		1,405,092,902	79.33%

MONEY MARKET FUNDS
215,784,102	Goldman Sachs Financial Square Government Fund
	Institutional Class 4.22% +	215,784,102	12.18%
Total for Money Market Funds (Cost $215,784,102)

	Total Investments (Cost - $1,591,201,442)	1,620,877,004	91.51%

	Other Assets in Excess of Liabilities	150,459,311	8.49%

	Net Assets	$1,771,336,315	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.blackrock.com/us/financial-professionals/library.
# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 11.
+ The rate shown represents the 7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund
Schedule of Futures Contracts
June 30, 2025
Description	Number of Contracts Purchased	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Index Futures
E-mini Standard & Poor's 500 Futures ***	3,870	9/19/2025	$ 1,210,100,625	$ 21,224,737

Total	3,870		$ 1,210,100,625	$ 21,224,737

*** Exchange Traded.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund
		Schedule of Investments
	June 30, 2025
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
High Yield Bond
722,012	iShares Fallen Angels USD Bond ETF	$ 19,595,406
238,380	iShares iBoxx $ High Yield Corporate Bond ETF	19,225,347
207,762	iShares J.P. Morgan USD Emerging Markets Bond ETF	19,242,916
294,034	Vanguard Emerging Markets Government Bond Index Fund ETF	19,215,122
Total for Exchange Traded Funds (Cost - $75,043,935)		77,278,791	48.42%

MUTUAL FUNDS
High Yield Bond
1,986,433	American High-Income Trust® - Class F-3	19,566,363
2,714,618	BlackRock High Yield Portfolio Fund Institutional Shares	19,518,105
3,760,377	Fidelity® Capital & Income Fund	39,333,540
Total for Mutual Funds (Cost - $75,629,185)		78,418,008	49.13%

MONEY MARKET FUNDS
3,127,827	Goldman Sachs Financial Square Government Fund
	Institutional Class 4.22% +	3,127,827	1.96%
Total for Money Market Funds (Cost $3,127,827)

	Total Investments (Cost - $153,800,947)	158,824,626	99.51%

	Other Assets in Excess of Liabilities	788,940	0.49%

	Net Assets	$159,613,566	100.00%

+ The rate shown represents the 7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund
		Schedule of Investments
	June 30, 2025
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
681,015	Amplify Junior Silver Miners ETF	$ 10,079,022
37,911	First Trust Dow Jones Internet Index Fund *	10,210,570
169,697	iShares Global Infrastructure ETF	10,046,062
90,361	iShares MSCI EAFE Growth ETF	10,120,432
158,182	iShares MSCI EAFE Value ETF	10,041,393
54,286	iShares U.S. Aerospace & Defense ETF	10,240,511
60,114	iShares U.S. Broker-Dealers & Securities Exchange ETF	10,167,682
		70,905,672

Fixed Income
363,505	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	18,298,842
142,820	iShares 0-3 Month Treasury Bond ETF	14,380,546
		32,679,388
Total for Exchange Traded Funds (Cost - $101,816,111)		103,585,060	71.64%

MONEY MARKET FUNDS
40,304,371	Goldman Sachs Financial Square Government Fund
	Institutional Class 4.22% **+	40,304,371	27.88%
Total for Money Market Funds (Cost $40,304,371)

	Total Investments (Cost - $142,120,482)	143,889,431	99.52%

	Other Assets in Excess of Liabilities	692,816	0.48%

	Net Assets	$ 144,582,247	100.00%

* Non-income producing security.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://am.gs.com/en-us/institutions/documents.
+ The rate shown represents the 7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund
		Schedule of Investments
	June 30, 2025
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
205,651	The Consumer Staples Select Sector SPDR Fund	$ 16,651,561
230,966	Invesco S&P 500® Low Volatility ETF	16,818,944
56,640	Vanguard Total Stock Market ETF	17,214,595
146,849	WisdomTree Japan Hedged Equity Fund	16,780,435
		67,465,535

Fixed Income
452,493	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	22,778,498
484,717	iShares 0-3 Month Treasury Bond ETF *	48,806,155
174,648	SPDR® Bloomberg High Yield Bond ETF	16,988,011
		88,572,664
Total for Exchange Traded Funds (Cost - $154,113,471)		156,038,199	89.11%

MONEY MARKET FUNDS
8,132,348	Goldman Sachs Financial Square Government Fund
	Institutional Class 4.22% +	8,132,348	4.65%
Total for Money Market Funds (Cost $8,132,348)

	Total Investments (Cost - $162,245,819)	164,170,547	93.76%

	Other Assets in Excess of Liabilities	10,930,709	6.24%

	Net Assets	$ 175,101,256	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.blackrock.com/us/financial-professionals/library.
+ The rate shown represents the 7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund
Schedule of Futures Contracts
June 30, 2025
Description	Number of Contracts Purchased	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Index Futures
E-mini Standard & Poor's MidCap 400 ***	277	9/19/2025	$ 86,576,350	$ 1,331,669

Total	277		$ 86,576,350	$ 1,331,669

*** Exchange Traded.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Potomac Funds

Statements of Assets and Liabilities	Defensive	Managed
June 30, 2025	Bull Fund	Volatility Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$ 820,960,706	$158,824,626
Affiliated Investment Securities at Fair Value**	799,916,298	-
Cash	-	1,000
Margin Deposits for Futures Contracts	118,941,809	85
Unrealized Appreciation on Futures Contracts	21,224,737	-
Receivable for Fund Shares Sold	8,903,640	717,699
Dividends Receivable	3,992,070	330,035
Interest Receivable	25,337	-
Total Assets	1,773,964,597	159,873,445
Liabilities:
Payable for Fund Shares Redeemed	1,086,863	81,254
Management Fees Payable	1,262,842	147,142
Service Fees Payable	278,577	31,483
Total Liabilities	2,628,282	259,879
Net Assets	$1,771,336,315	$159,613,566
Net Assets Consist of:
Paid In Capital	$1,592,126,251	$159,323,021
Total Distributable Earnings (Accumulated Deficit)	179,210,064	290,545
Net Assets	$1,771,336,315	$159,613,566

Net Asset Value, Offering Price and Redemption Price per Share	$ 14.31	$ 10.11

* Unaffiliated Investments at Identified Cost	$ 820,509,934	$153,800,947

** Affiliated Investments at Identified Cost	$ 770,691,508	$ -

Shares Outstanding (Unlimited number of shares	123,742,155	15,789,544
authorized without par value)

Statements of Operation
For the fiscal year ended June 30, 2025

Investment Income:
Dividends from Unaffiliated Investments	$ 27,587,420	$ 7,282,760
Dividends from Affiliated Investments	3,266,921	-
Interest	147,534	-
Total Investment Income	31,001,875	7,282,760
Expenses:
Management Fees	12,481,648	1,589,397
Service Fees	2,748,701	342,881
Net Expenses	15,230,349	1,932,278

Net Investment Income	15,771,526	5,350,482

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments	123,884,986	(5,907,707)
Net Realized Gain on Affiliated Investments	34,558,328	-
Net Realized Gain (Loss) on Futures Contracts	(42,741,429)	-
Net Change in Net Unrealized Appreciation on Unaffiliated Investments	2,342,134	5,249,497
Net Change in Net Unrealized Appreciation on Affiliated Investments	32,753,627	-
Net Change in Net Unrealized Appreciation on Futures Contracts	21,224,737	-
Net Realized and Unrealized Gain (Loss) on Investments	172,022,383	(658,210)

Net Increase in Net Assets from Operations	$ 187,793,909	$ 4,692,272

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Assets and Liabilities	Tactical	Tactical
June 30, 2025	Opportunities	Rotation
	Fund	Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$143,889,431	$164,170,547
Margin Deposits for Futures Contracts	-	9,074,922
Unrealized Appreciation on Futures Contracts	-	1,331,669
Receivable for Fund Shares Sold	729,295	756,915
Dividends Receivable	263,222	88,355
Interest Receivable	3,854	3,346
Total Assets	144,885,802	175,425,754
Liabilities:
Payable for Fund Shares Redeemed	140,323	131,468
Management Fees Payable	134,314	159,146
Service Fees Payable	28,918	33,884
Total Liabilities	303,555	324,498
Net Assets	$144,582,247	$175,101,256
Net Assets Consist of:
Paid In Capital	$145,802,420	$168,770,670
Total Distributable Earnings (Accumulated Deficit)	(1,220,173)	6,330,586
Net Assets	$144,582,247	$175,101,256

Net Asset Value, Offering Price and Redemption Price per Share	$ 9.93	$ 10.81

* Unaffiliated Investments at Identified Cost	$142,120,482	$162,245,819

Shares Outstanding (Unlimited number of shares	14,559,269	16,205,076
authorized without par value)

Statements of Operations
For the fiscal year ended June 30, 2025

Investment Income:
Dividends from Unaffiliated Investments	$ 2,854,449	$ 3,775,260
Interest	3,854	12,147
Total Investment Income	2,858,303	3,787,407
Expenses:
Management Fees	1,469,335	1,780,204
Service Fees	318,868	381,042
Interest Expense	-	1,591
Net Expenses	1,788,203	2,162,837

Net Investment Income	1,070,100	1,624,570

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	1,615,141	9,351,957
Net Realized Loss on Affiliated Investments	-	(733,824)
Net Realized Loss on Futures Contracts	(2,952,101)	(5,857,992)
Net Change in Net Unrealized Appreciation on Unaffiliated Investments	1,969,471	1,817,867
Net Change in Net Unrealized Depreciation on Affiliated Investments	-	(256,702)
Net Change in Net Unrealized Appreciation on Futures Contracts	-	1,331,669
Net Realized and Unrealized Gain on Investments	632,511	5,652,975

Net Increase in Net Assets from Operations	$ 1,702,611	$ 7,277,545

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Defensive Bull Fund		Managed Volatility Fund
	7/1/2024	7/1/2023	7/1/2024	7/1/2023
	to	to	to	to
	6/30/2025	6/30/2024	6/30/2025	6/30/2024
From Operations:
Net Investment Income	$ 15,771,526	$ 15,244,878	$ 5,350,482	$ 3,668,052
Net Realized Gain (Loss) on Investments	158,443,314	128,872,318	(5,907,707)	1,150,679
Net Realized Loss on Futures Contracts	(42,741,429)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)
on Investments	35,095,761	(19,534,839)	5,249,497	(184,595)
Net Change in Unrealized Appreciation on Futures
Contracts	21,224,737	-	-	-
Net Increase in Net Assets from Operations	187,793,909	124,582,357	4,692,272	4,634,136

From Distributions to Shareholders:	(141,313,362)	(72,611,422)	(4,647,085)	(3,180,393)

From Capital Share Transactions:
Proceeds From Sale of Shares	828,349,505	679,197,005	76,381,782	129,972,969
Shares Issued on Reinvestment of Dividends	140,771,202	72,005,160	4,488,568	3,059,460
Cost of Shares Redeemed	(433,029,074)	(266,520,074)	(43,714,351)	(86,782,979)
Net Increase from Shareholder Activity	536,091,633	484,682,091	37,155,999	46,249,450

Net Increase in Net Assets	582,572,180	536,653,026	37,201,186	47,703,193

Net Assets at Beginning of Year	1,188,764,135	652,111,109	122,412,380	74,709,187

Net Assets at End of Year	$1,771,336,315	$1,188,764,135	$159,613,566	$122,412,380

Share Transactions:
Issued	62,502,477	52,576,468	7,589,928	12,931,831
Reinvested	11,136,206	6,107,571	444,626	301,793
Redeemed	(32,731,177)	(21,012,524)	(4,317,779)	(8,554,779)
Net Increase in Shares	40,907,506	37,671,515	3,716,775	4,678,845
Shares Outstanding Beginning of Year	82,834,649	45,163,134	12,072,769	7,393,924
Shares Outstanding End of Year	123,742,155	82,834,649	15,789,544	12,072,769

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Tactical Opportunities Fund		Tactical Rotation Fund
	7/1/2024	7/1/2023	7/1/2024	7/1/2023
	to	to	to	to
	6/30/2025	6/30/2024	6/30/2025	6/30/2024
From Operations:
Net Investment Income	$ 1,070,100	$ 1,616,129	$ 1,624,570	$ 2,372,645
Net Realized Gain on Investments	1,615,141	5,345,650	8,618,133	5,715,745
Net Realized Loss on Futures Contracts	(2,952,101)	-	(5,857,992)	-
Net Change in Unrealized Appreciation (Depreciation)
on Investments	1,969,471	(6,571,588)	1,561,165	(1,188,609)
Net Change in Unrealized Appreciation on Futures
Contracts	-	-	1,331,669	-
Net Increase in Net Assets from Operations	1,702,611	390,191	7,277,545	6,899,781

From Distributions to Shareholders:	(5,293,584)	(615,611)	(7,203,079)	(1,154,589)

From Capital Share Transactions:
Proceeds From Sale of Shares	67,126,140	89,972,481	76,691,405	89,919,367
Shares Issued on Reinvestment of Dividends	5,231,154	591,684	7,152,299	1,123,358
Cost of Shares Redeemed	(39,213,324)	(78,812,814)	(58,349,601)	(38,309,942)
Net Increase from Shareholder Activity	33,143,970	11,751,351	25,494,103	52,732,783

Net Increase in Net Assets	29,552,997	11,525,931	25,568,569	58,477,975

Net Assets at Beginning of Year	115,029,250	103,503,319	149,532,687	91,054,712

Net Assets at End of Year	$144,582,247	$115,029,250	$175,101,256	$149,532,687

Share Transactions:
Issued	6,874,105	9,132,658	7,225,360	8,766,266
Reinvested	556,521	60,673	680,101	111,047
Redeemed	(4,006,211)	(8,142,349)	(5,512,032)	(3,726,234)
Net Increase in Shares	3,424,415	1,050,982	2,393,429	5,151,079
Shares Outstanding Beginning of Year	11,134,854	10,083,872	13,811,647	8,660,568
Shares Outstanding End of Year	14,559,269	11,134,854	16,205,076	13,811,647

The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund

Financial Highlights
Selected data for a share outstanding throughout each year:	7/1/2024	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to	to	to	to		to
	6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 14.35	$ 14.44	$ 10.28	$ 14.66		$ 10.00
Net Investment Income (Loss) (a) (e)	0.16	0.22	0.29	(0.08)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.44	0.92	3.89	(1.16)		4.91
Total from Investment Operations	1.60	1.14	4.18	(1.24)		4.86

Distributions (From Net Investment Income)	(0.14)	(0.21)	-	-		-
Distributions (From Capital Gains)	(1.50)	(1.02)	(0.02)	(3.14)		(0.20)
Total Distributions	(1.64)	(1.23)	(0.02)	(3.14)		(0.20)

Net Asset Value - End of Year	$ 14.31	$ 14.35	$ 14.44	$ 10.28		$ 14.66
Total Return (c)	12.72%	9.75%	40.72%	(12.38)%		49.04%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$1,771,336	$1,188,764	$652,111	$235,276		$233,859

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.14%	1.14%	1.17%	1.29%		1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.18%	1.68%	2.37%	(0.64)%		(0.41)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.14%	1.14%	1.17%	1.24%	(f)	1.53%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.18%	1.68%	2.37%	(0.59)%		(0.39)%

Portfolio Turnover Rate	1,352.76%	2,445.82%	1,628.24%	1,558.57%		1,657.50%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund

Financial Highlights
Selected data for a share outstanding throughout each year:	7/1/2024	7/1/2023		7/1/2022		7/1/2021		7/1/2020*
	to	to		to		to		to
	6/30/2025	6/30/2024		6/30/2023		6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 10.14	$ 10.10		$ 9.48		$ 10.44		$ 10.00
Net Investment Income (a) (e)	0.40	0.33		0.32		0.06		0.15
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.05)	(0.01)		0.36		(0.79)		0.39
Total from Investment Operations	0.35	0.32		0.68		(0.73)		0.54

Distributions (From Net Investment Income)	(0.38)	(0.28)		(0.06)		(0.10)		(0.10)
Distributions (From Capital Gains)	-	-		-		(0.13)		-
Total Distributions	(0.38)	(0.28)		(0.06)		(0.23)		(0.10)

Net Asset Value - End of Year	$ 10.11	$ 10.14		$ 10.10		$ 9.48		$ 10.44
Total Return (c)	3.44%	3.21%		7.16%		(7.15)%		5.39%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 159,614	$ 122,412		$ 74,709		$ 42,695		$ 30,992

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.44%	1.49%	(h)	1.65%	(g)	1.66%		1.88%
Ratio of Net Investment Income to Average Net Assets (d) (e)	3.99%	3.30%		3.11%		0.52%		1.43%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.44%	1.49%	(h)	1.64%	(g)	1.62%	(f)	1.87%	(f)
Ratio of Net Investment Income to Average Net Assets (d) (e)	3.99%	3.30%		3.12%		0.56%		1.44%

Portfolio Turnover Rate	665.24%	685.94%		761.70%		620.91%		519.72%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.60% and 1.59%, respectively.
(h) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.49% and 1.49%, respectively.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund

Financial Highlights
Selected data for a share outstanding throughout each year:	7/1/2024	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to	to	to	to		to
	6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 10.33	$ 10.26	$ 8.11	$ 12.12		$ 10.00
Net Investment Income (Loss) (a) (e)	0.09	0.15	0.06	(0.10)		(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.03)	(0.01)	2.09	(2.41)		2.58
Total from Investment Operations	0.06	0.14	2.15	(2.51)		2.47

Distributions (From Net Investment Income)	(0.13)	(0.07)	-	-		-
Distributions (From Capital Gains)	(0.33)	-	-	(1.50)		(0.35)
Total Distributions	(0.46)	(0.07)	-	(1.50)		(0.35)

Net Asset Value - End of Year	$ 9.93	$ 10.33	$ 10.26	$ 8.11		$ 12.12
Total Return (c)	0.85%	1.35%	26.51%	(23.00)%		24.81%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 144,582	$ 115,029	$103,503	$ 36,264		$ 43,525

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.47%	1.50%	1.59%	1.68%		1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.88%	1.54%	0.68%	(1.05)%		(0.98)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.47%	1.50%	1.59%	1.63%	(f)	1.80%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.88%	1.54%	0.68%	(1.00)%		(0.97)%

Portfolio Turnover Rate	2,273.53%	2,568.77%	1,208.66%	1,483.56%		1,291.12%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Voluntary expense waivers reduced the gross expense ratio by 0.01% and 0.05%, respectfully, during the fiscal years ended June 30, 2021 and June 30, 2022, respectfully. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund

Financial Highlights
Selected data for a share outstanding throughout each year:	7/1/2024		7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to		to	to	to		to
	6/30/2025		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 10.83		$ 10.51	$ 9.72	$ 12.43		$ 10.00
Net Investment Income (Loss) (a) (e)	0.11		0.20	0.09	(0.08)		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.41		0.23	0.71	(0.63)		2.77
Total from Investment Operations	0.52		0.43	0.80	(0.71)		2.75

Distributions (From Net Investment Income)	(0.14)		(0.11)	-	-		(0.02)
Distributions (From Capital Gains)	(0.40)		-	(0.01)	(2.00)		(0.30)
Total Distributions	(0.54)		(0.11)	(0.01)	(2.00)		(0.32)

Net Asset Value - End of Year	$ 10.81		$ 10.83	$ 10.51	$ 9.72		$ 12.43
Total Return (c)	4.95%		4.12%	8.27%	(6.74)%		27.85%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 175,101		$ 149,533	$ 91,055	$ 64,948		$ 55,497

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.41%	(g)	1.47%	1.55%	1.62%		1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.06%		1.96%	0.92%	(0.79)%		(0.18)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.41%	(g)	1.47%	1.55%	1.58%	(f)	1.79%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.06%		1.96%	0.92%	(0.75)%		(0.17)%

Portfolio Turnover Rate	917.06%		1,644.06%	1,420.24%	1,544.72%		1,028.67%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.41% and 1.41%, respectively.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
POTOMAC FUNDS
June 30, 2025

1.) ORGANIZATION
The Potomac Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust is an open-end management investment company that was organized in Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Potomac Defensive Bull Fund (“Defensive Bull Fund”), Potomac Managed Volatility Fund (“Managed Volatility Fund”), Potomac Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Potomac Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020 and commenced operations on July 1, 2020. As of June 30, 2025, there were ten series authorized by the Trust. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”). Significant accounting policies of the Funds are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Chief Executive Officer at the Advisor is deemed to be the Chief Operating Decision Maker.

The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION
Each Fund’s net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year ended, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended June 30, 2025, the Funds did not incur any interest or penalties.

FUND OF FUNDS STRUCTURE
Each Fund invests in portfolios of exchange traded funds (ETFs) and open-end mutual funds (the "Underlying Funds"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the Underlying Funds, see Note 3.

FUTURES
Each Fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. To the extent each Fund enters into a futures contract, it will deposit with the broker cash, cash equivalents or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative to each Fund’s position, each Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. Each Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Fund is not fully invested in equity securities and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of equity securities that it intends to buy. With stock index futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Additionally, the Funds may hold investments which are structured as master limited partnerships (“MLPs”) for tax purposes. It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to each Fund's major categories of assets measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by  the Valuation Designee, subject to review of the Board of Trustees, and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

Mutual funds. Mutual funds are valued at the NAV as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. In the event a mutual fund does not report its net asset value, the Fund will value such an asset using its fair value procedures which incorporate, among other information, price changes from reference indexes or reference funds to assist in the valuation of a non-reporting mutual fund.

Derivative Instruments (including futures contracts).Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized as Level 1 of the fair value hierarchy. Lacking a last sale price, a derivative held long is generally valued by the pricing service at its last bid price and a derivative held short is generally valued by the pricing service at its last ask price and are generally categorized as a level 2 security. If there is not a bid or ask price on the primary exchange on which the future trades, the future will be valued at fair value as determined in good faith by the Valuation Committee which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s fair value pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value each Fund’s assets/(liabilities) measured at fair value as of June 30, 2025:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,405,092,902	$ -	$ -	$1,405,092,902
Money Market Funds	215,784,102	-	-	215,784,102
Total	$ 1,620,877,004	$ -	$ -	$1,620,877,004

Futures Contracts - Purchased	$ 21,224,737	$ -	$ -	$ 21,224,737

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 77,278,791	$ -	$ -	$ 77,278,791
Mutual Funds	78,418,008	-	-	78,418,008
Money Market Funds	3,127,827	-	-	3,127,827
Total	$ 158,824,626	$ -	$ -	$ 158,824,626

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 103,585,060	$ -	$ -	$ 103,585,060
Money Market Funds	40,304,371	-	-	40,304,371
Total	$ 143,889,431	$ -	$ -	$ 143,889,431

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 156,038,199	$ -	$ -	$ 156,038,199
Money Market Funds	8,132,348	-	-	8,132,348
Total	$ 164,170,547	$ -	$ -	$ 164,170,547

Futures Contracts - Purchased	$ 1,331,669	$ -	$ -	$ 1,331,669

The Funds did not hold any level 3 assets during the fiscal year ended June 30, 2025. Futures contracts include unrealized gain/(loss) on contracts open at June 30, 2025.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the fiscal year ended June 30, 2025, the Advisor earned management fees in the amounts of $12,481,648, $1,589,397, $1,469,335 and $1,780,204 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At June 30, 2025, $1,262,842, $147,142, $134,314 and $159,146 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund’s average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million for services provided under the agreement and is also obligated to pay the operating expenses of a Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. From November 1, 2021 through October 2, 2023, under the Services Agreement the Advisor received a service fee of 0.50% of each Fund's average daily net assets up to $25 million, 0.20% of each Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Prior to November 1, 2021, under the Services Agreement the Advisor received a service fee of 0.65% of each Fund's average daily net assets up to $25 million, 0.35% of each Fund's average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund's business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the fiscal year ended June 30, 2025, the Advisor earned services fees of $2,748,701, $342,881, $318,868 and $381,042 from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At June 30, 2025, $278,577, $31,483, $28,918 and $33,884 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

5.) DERIVATIVE TRANSACTIONS
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within each Statement of Assets and Liabilities as of June 30, 2025, was as follows:

Defensive Bull Fund:
Type of Derivative / Risk	Statement of Assets and Liabilities Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Appreciation on Futures Contracts		$21,224,737

Tactical Opportunities Fund:
Type of Derivative / Risk	Statement of Assets and Liabilities Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Appreciation on Futures Contracts		$0

Tactical Rotation Fund:
Type of Derivative / Risk	Statement of Assets and Liabilities Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Appreciation on Futures Contracts		$1,331,669

Realized and unrealized gains and losses on derivative contracts entered during the fiscal year ended June 30, 2025, by each Fund are recorded in the following locations in the Statements of Operations.

Defensive Bull Fund:
	Location	Realized Gain/(Loss)	Location	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	($42,741,429)	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts	$21,224,737

Tactical Opportunities Fund:
	Location	Realized Gain/(Loss)	Location	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	($2,952,101)	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts	$0

Tactical Rotation Fund:
	Location	Realized Gain/(Loss)	Location	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	($5,857,992)	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts	$1,331,669

On November 1, 2024, the Funds became eligible to invest directly in futures contracts. From November 1, 2024, through the the fiscal year ended June 30, 2025, the average monthly notional value of the futures contracts purchased long were $348,819,913, $17,724,034, and $26,996,836, for Defensive Bull Fund, Tactical Opportunities, and Tactical Rotation Fund, respectively. Managed Volatility Fund did not invest in futures contracts during the fiscal year ended June 30, 2025.

6.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Funds by the Advisor.

For the fiscal year ended June 30, 2025, the Trustees who are not interested persons of the Funds, each received $13,000, for a total of $40,500, except Mr. Allen Brown who retired effective September 6, 2024 and was paid $1,500. Under the Services Agreements, the Advisor pays these fees.

The Chief Compliance Officer (“CCO”) of the Funds was paid $5,108 per Fund, for a total of $20,431, in CCO fees for the fiscal year ended June 30, 2025, by the Advisor.

7.) INVESTMENTS
For the fiscal year ended June 30, 2025, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Purchases	$ 13,152,148,515	$ 796,947,450	$ 1,858,027,494	$1,166,445,399
Sales	$ 13,118,796,405	$ 761,209,620	$ 1,870,734,406	$1,167,358,758

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act, as amended. As of June 30, 2025, Charles Schwab & Co., Inc. located in San Francisco, California, held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Charles Schwab, owned or controlled 25% or more of the voting securities of each Fund.

	Charles Schwab
Defensive Bull Fund	41.30%
Managed Volatility Fund	36.33%
Tactical Opportunities Fund	37.32%
Tactical Rotation Fund	44.29%

9.) TAX MATTERS
For federal income tax purposes, at June 30, 2025 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Cost of Investments	$ 1,591,665,708	$ 156,781,844	$ 142,626,972	$ 162,245,819

Gross Unrealized Appreciation	$ 29,211,296	$ 2,042,782	$ 1,262,459	$ 1,981,730
Gross Unrealized Depreciation	-	-	-	(57,002)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 29,211,296	$ 2,042,782	$ 1,262,459	$ 1,924,728

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024
Defensive Bull Fund
Ordinary Income	$ 141,313,362	$ 72,611,422
Long-term Capital Gain	-	-
	$ 141,313,362	$ 72,611,422

Managed Volatility Fund
Ordinary Income	$ 4,031,595	$ 2,611,519
Tax-Exempt Income	615,490	568,874
Long-term Capital Gain	-	-
	$ 4,647,085	$ 3,180,393

Tactical Opportunities Fund
Ordinary Income	$ 5,293,584	$ 615,611
Long-term Capital Gain	-	-
	$ 5,293,584	$ 615,611

Tactical Rotation Fund
Ordinary Income	$ 7,203,079	$ 1,154,589
Long-term Capital Gain	-	-
	$ 7,203,079	$ 1,154,589

As of June 30, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

		Defensive Bull Fund		Managed Volatility Fund
Undistributed Ordinary Income		$ 149,998,768		$ 2,302,016
Undistributed Tax-Exempt Income		-		14,562
Accumulated Capital and Other Losses		-		(4,068,815)
Unrealized Appreciation - Net		29,211,296		2,042,782
		$ 179,210,064		$ 290,545

		Tactical Opportunities		Tactical Rotation
		Fund		Fund
Undistributed Ordinary Income		$ 645,393		$ 4,405,858
Accumulated Capital and Other Losses		(3,128,025)		-
Unrealized Appreciation - Net		1,262,459		1,924,728
		$ (1,220,173)		$ 6,330,586

As of June 30, 2025, the primary differences between book and tax basis unrealized appreciation (depreciation) were attributable to the tax deferral of wash sales and treatment of derivatives.
As of June 30, 2025, accumulated capital and other losses include the following:

Managed Volatility Fund
Short Term Capital Loss Carryforward	$1,308,183
Defered Post October Capital Loss	$2,760,632

Tactical Opportunities Fund
Short Term Capital Loss Carryforward	$1,356,764
Long Term Capital Loss Carryforward	$1,771,261

Under current tax law, post-October capital losses incurred after October 31 of a fund’s fiscal year end may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Capital loss carryforwards have no expiration.

10.) LEVERAGED ETF RISKS
The Funds may invest in leveraged Exchange Traded Funds (“ETFs”). The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

11.) AFFILIATED ISSUER TRANSCTIONS
When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund.

During the fiscal year ended June 30, 2025, Defensive Bull Fund had the following transactions with affiliated investments:

		Bondbloxx
		Bloomberg
		Six Month Target
		Duration US
Security Name		Treasury ETF
Value as of June 30, 2024		$ -
Purchases		217,048,669
Sales		-
Change in Unrealized Appreciation		151,013
Realized Gain		-
Value as of June 30, 2025		$ 217,199,682
Shares Balance as of June 30, 2025		4,314,654
Dividends		$ 1,375,080
Capital Gain Distributions		$ -

		Direxion Daily S&P
		500 3X Bull Shares
Security Name		ETF
Value as of June 30, 2024		$ 378,039,823
Purchases		4,559,501,956
Sales		(4,605,249,430)
Change in Unrealized Appreciation		18,285,861
Realized Loss		(59,192,360)
Value as of June 30, 2025		$ 291,385,850
Shares Balance as of June 30, 2025		1,679,167
Dividends		$ 1,891,841
Capital Gain Distributions		$ -

		ProShares
		UltraPro
Security Name		S&P 500 ETF
Value as of June 30, 2024		$ -
Purchases		1,163,934,678
Sales		(980,671,353)
Change in Unrealized Appreciation		14,316,753
Realized Gain		93,750,688
Value as of June 30, 2025		$ 291,330,766
Shares Balance as of June 30, 2025		3,186,032
Dividends		$ -
Capital Gain Distributions		$ -

As presented in the Statement of Operations, for the fiscal year ended June 30, 2025, Defensive Bull Fund received $3,266,921, from affiliated dividend income; realized gains of $34,558,328 from affiliates, and generated net change in net unrealized appreciation on affiliated investments of $32,753,627. As of June 30, 2025, Defensive Bull Fund held $799,916,298 in affiliated investments as presented on the Statement of Assets and Liabilities.

Also, during the fiscal year ended June 30, 2025, Tactical Rotation Fund had the following transactions with affiliated investments:

		Direxion Daily Mid
		Cap Bull 3X
Security Name		Shares ETF
Value as of June 30, 2024		$ 18,086,121
Purchases		59,540,320
Sales		(76,635,915)
Change in Unrealized Depreciation		(256,702)
Realized Loss		(733,824)
Value as of June 30, 2025		$ -
Shares Balance as of June 30, 2025		-
Dividends		$ -
Capital Gain Distributions		$ -

For the fiscal year ended June 30, 2025, the above represents all of the transactions and investments with affiliates for Tactical Rotation Fund and agrees with the components of affiliated income and loss included on the Fund's Statement of Operations and the balances presented on the Statement of Assets and Liabilities.

There were no affiliated investment transactions in Managed Volatility Fund and Tactical Opportunities Fund during the fiscal year ended June 30, 2025.

12.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

13.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Potomac Funds and
Board of Trustees of PFS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts (as applicable), of Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Opportunities Fund, and Potomac Tactical Rotation Fund (the “Funds”), each a series of PFS Funds, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 20, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

On June 12, 2025, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Management Agreement (the “Management Agreement”) between Potomac Fund Management, Inc. (“Potomac”) and the Trust with respect to the Potomac Funds. In approving the continuation of the Management Agreement, the Board considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Potomac to the Potomac Funds; (ii) the investment performance of the Potomac Funds; (iii) the cost of the services to be provided and the profits to be realized by Potomac from the relationship with the Potomac Funds; (iv) the extent to which economies of scale will be realized as the Potomac Funds grow and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Potomac’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at its regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board also considered the presentation made by a representative of Potomac at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Management Agreement, as well as information relevant to their consideration of the Management Agreement including: (i) information regarding the services and support provided to the Potomac Funds and their shareholders by Potomac; (ii) assessments of the investment performance of the Potomac Funds by the portfolio manager from Potomac; (iii) commentary on the reasons for the performance; (iv) presentations addressing Potomac’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Potomac Funds and Potomac; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Potomac; and (vii) a memorandum from legal counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Management Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Potomac, including financial information, a description of personnel and the services provided to the Potomac Funds, information on investment advice, performance, summaries of the Potomac Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Potomac Funds; (iii) the anticipated effect of size on the Potomac Funds’ performance and expenses; and (iv) benefits to be realized by Potomac from its relationship with the Potomac Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement and each Trustee may have afforded a different weight to the various factors.

1. The nature, extent, and quality of the services provided by Potomac.

In this regard, the Board considered the responsibilities of Potomac under the Management Agreement. The Board reviewed the services provided by Potomac to the Potomac Funds including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Potomac Funds’ investment objectives and limitations; Potomac’s coordination of services for the Potomac Funds among the service providers; and the efforts of Potomac to promote the Potomac Funds and grow assets. The Board considered: Potomac’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from Potomac, the Board concluded that the quality, extent, and nature of the services provided by Potomac was satisfactory and adequate for the Potomac Funds.

2. The investment performance of the Potomac Funds and Potomac.

In considering the investment performance of the Potomac Funds and Potomac, the Trustees compared the performance of the Potomac Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. As to the performance of the Potomac Funds, the Trustees compared each Potomac Fund’s performance to its Morningstar category, (each, a “Category”) and to a group of funds of similar size, style and objective, derived from the Category (the “Peer Group”). The performance data from the Category and the Peer Group covered periods ended March 31, 2025.

The Trustees noted that with respect to the Potomac Defensive Bull Fund, for the 1-year period ended March 31, 2025, the Fund had outperformed the average of its Category (US Fund Tactical Allocation Funds), Peer Group, S&P Target Risk Aggressive Index but had underperformed the S&P 500 Index. For the 3-year period ended March 31, 2025, the Fund had outperformed the average of its Category, Peer Group, S&P Target Risk Aggressive Index, and the S&P 500 Index.

The Trustees noted that with respect to the Potomac Managed Volatility Fund, for the 1-year period ended March 31, 2025, the Fund had underperformed the average of its Category (US Fund Multisector Bond Funds), Peer Group, S&P Target Risk Conservative Index and the Bloomberg Global-Aggregate Total Return Index. For the 3-year period ended March 31, 2025, the Fund had outperformed the average of its Peer Group, S&P Target Risk Conservative Index and Bloomberg Global-Aggregate Total Return Index, but had underperformed its Category.

The Trustees noted that with respect to the Potomac Tactical Opportunities Fund, for the 1-year period ended March 31, 2025, the Fund had underperformed the average of its Category (US Fund Tactical Allocation Funds), Peer Group, S&P Target Risk Growth Index and S&P 500 Index. For the 3-year period ended March 31, 2025, the Fund had outperformed the average of its Category and the S&P Target Risk Growth Index, but had underperformed the S&P 500 Index.

The Trustees noted that with respect to the Potomac Tactical Rotation Fund, for the 1-year period ended March 31, 2025, the Fund had outperformed the averages of its Category (US Tactical Allocation Funds) and its Peer Group but had underperformed the average of the US Fund Moderate Allocation Index, S&P Target Risk Moderate Index, and S&P 500 Index. The Trustees noted that for the 3-year period ended March 31, 2025, the Fund had outperformed the average of its Category, Peer Group, and S&P Target Risk Moderate Index but had underperformed the S&P 500 Index.

The Trustees reflected on the management style utilized for each of the Potomac Funds and noted the positive performance of each of the Potomac Funds in a difficult market environment. After reviewing and discussing the investment performance of each of the Potomac Funds further, Potomac’s experience managing the Potomac Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Potomac Funds and Potomac was satisfactory.

3. The costs of the services to be provided and the profits to be realized by Potomac from the relationship with the Potomac Funds.

In considering the costs of the services to be provided and profits to be realized by Potomac from the relationship with the Potomac Funds, the Trustees considered: (1) Potomac’s financial condition and the level of commitment to the Potomac Funds and Potomac by the principals of Potomac; (2) the asset level of the Potomac Funds; (3) the overall expenses of the Potomac Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Potomac regarding its profits associated with managing the Potomac Funds. The Trustees also considered potential benefits for Potomac in managing the Potomac Funds, noting it was created to provide an efficient structure for clients of Potomac to access the investment strategy. The Trustees then compared the fees and expenses of the Potomac Funds (including the management fee) to other comparable mutual funds. The Trustees reviewed the fees under the Management Agreement and compared them to the average management fee of the Category and Peer Group, noting that each of the Potomac Funds’ management fee was higher than the average management fee for its Category and Peer Group, respectively. The Trustees also reviewed the net expense ratios of each Potomac Fund and compared them to the average net expense ratio of the Category and Peer Group, noting that each of the Potomac Funds’ net expense ratio was higher than the average net expense ratio of its Category and Peer Group, with the exception of the Potomac Defensive Bull Fund’s net expense ratio, which was lower than the average net expense ratio of its Category and Peer Group. The Board also noted that each of the Potomac Funds’ management fees and expense ratios were within the range of funds in its Category and Peer Group. The Board noted that Potomac doesn’t offer similar strategies as employed by the Potomac Funds to non-mutual fund clients. The Trustees also considered that under the contractual arrangements with Potomac, it was required to pay most of the Potomac Funds’ operating expenses out of its assets. The Trustees also considered a profitability analysis of Potomac’s relationship with the Fund. Based on the foregoing, the Board concluded that the fee arrangements to Potomac and the profitability of Potomac, considering all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Potomac.

4. The extent to which economies of scale would be realized as the Potomac Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Potomac Funds’ investors.

In this regard, the Board considered the Potomac Funds’ fee arrangements with Potomac. The Board discussed the breakpoints included in the Management Agreement and the Services Agreement and the impact on shareholders. It was further noted that under the Services Agreement, Potomac is obligated to pay certain of the Potomac Funds’ operating expenses which had the effect of limiting the overall fees paid by each Fund. Following further discussion of the Potomac Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that each of the Potomac Fund’s fee arrangement with Potomac was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Potomac.

5. Possible conflicts of interest and benefits to Potomac.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Potomac Funds; the basis of decisions to buy or sell securities for the Potomac Funds; the method for bunching of portfolio securities transactions; and the substance and administration of Potomac’s Code of Ethics and other relevant policies described in Potomac’s Form ADV and compliance manual. Following further consideration and discussion, the Board indicated that Potomac’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory. The Trustees noted Potomac’s utilization of soft dollars and the benefits that could be derived by the Funds.

After further discussion and careful review by the Board, the Board determined that the compensation payable under the Management Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Management Agreement for another one-year term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 8/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 8/28/2025

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 8/28/2025